Members' Equity - Key assumptions (Details) - Class A-1	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Members' Equity
Expected term in years	3 years 6 months	3 years 6 months
Expected volatility	33.00%	33.00%
Riskfree interest rate	0.98%	0.98%